UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

RULE 23c-2 NOTICE OF INTENTION TO REDEEM SECURITIES

OF

CION Ares Diversified Credit Fund

100 Park Avenue, 25th Floor

New York, NY 10017

under the

Investment Company Act of 1940

Investment Company Act File No. 811-23165

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940.

(1)	Title of the class of securities of CION Ares Diversified Credit Fund (the “Fund”) to be redeemed:

Series A Mandatory Redeemable Preferred Shares, par value $0.001 per share, liquidation preference of $25.00 per share (CUSIP No. 17260G 2@1) (the “Series A MRP Shares”).

(2)	The date on which the securities are to be called or redeemed:

July 30, 2026

(3)	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Series A MRP Shares are to be redeemed pursuant to Section 3(a)(v) of the Supplement to Amended and Restated Declaration of Trust Relating to Series A Mandatory Redeemable Preferred Shares, Series B Mandatory Redeemable Preferred Shares and Series C Mandatory Redeemable Preferred Shares dated as of July 30, 2021.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund intends to redeem all 2,400,000 of the issued and outstanding Series A MRP Shares.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 29th day of June, 2026.

CION Ares Diversified Credit Fund

By:	/s/ Scott Lem
	Name:	Scott Lem
	Title:	Chief Financial Officer